UNITHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of reconciliation of the changes in unit-based compensation
A reconciliation of the changes in the DSUs outstanding is presented below:

	2024		2023
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
DSUs outstanding, January 1	123	$65.70	101	$64.58
New grants and distributions	24	75.40	22	70.71
Settled	(5)	80.97	—	—
DSUs outstanding, December 31	142	$66.78	123	$65.70
A reconciliation of the changes in notional units outstanding under the Restricted Unit Plan is presented below:

	2024		2023
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
RUs and PUs outstanding, January 1	145	$81.93	124	$87.18
New grants and distributions(1)	83	75.34	80	71.80
Forfeited	(2)	79.63	(3)	81.54
PUs added by performance factor	7	73.84	27	83.37
Settled in cash	(36)	80.06	(42)	80.32
Settled in units	(36)	80.06	(41)	80.32
RUs and PUs outstanding, December 31(2)	161	$79.05	145	$81.93
(1)Includes 42.8 RUs and 32.2 PUs granted during the year ended December 31, 2024 (2023 — 40.1 RUs and 34.4 PUs).
(2)Total units outstanding at December 31, 2024 include a total of 66.7 RUs and 93.9 PUs granted (2023 — 58.4 RUs and 86.8 PUs).
Schedule of share-based payment award, performance share units, valuation assumptions

Grant date	January 1, 2024, January 1, 2023 and January 1, 2022
PUs outstanding	93,867
Weighted average term to expiry	1.1 years
Average volatility rate	20.4%
Weighted average risk free interest rate	2.1%

Schedule of unit-based compensation expense recognized in general and administrative expenses
The Trust's unit-based compensation expense recognized in general and administrative expenses was:

Years ended December 31,	2024	2023

DSUs for trustees/directors(1)	$906	$2,431
Restricted Unit Plan for executives and employees	4,454	7,782
Unit-based compensation expense	$5,360	$10,213

Fair value remeasurement (recovery) expense included in the above:
DSUs for trustees/directors	$(879)	$844
Restricted Unit Plan for executives and employees	(247)	3,107
Total fair value remeasurement (recovery) expense	$(1,126)	$3,951
(1)In respect of fees mandated and elected to be taken as DSUs.

Schedule of accumulated other comprehensive income
Accumulated other comprehensive income consists of the following:

As at December 31,	2024	2023
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests(1)	$662,807	$254,364
Fair value (losses) gains on derivatives designated as net investment hedges	(13,475)	52,056
	$649,332	$306,420
(1)Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.